Convertible Senior Notes - Summary of the Company's Unsecured Senior Notes (Details) ¥ in Thousands, $ in Millions	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 USD ($)
Debt Instrument [Line Items]
Carrying value	¥ 12,301,692	¥ 17,784,092
Unamortized discount and debt issuance costs	151,051	255,033
Total principal amounts of unsecured senior notes	12,452,743	18,039,125
December 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value	9,289,954	10,055,082
Unamortized discount and debt issuance costs	(114,400)	(146,000)
Total principal amounts of unsecured senior notes	¥ 9,404,400	10,201,100	$ 1,600
Effective interest rate	0.80%		0.50%
April 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value	¥ 3,011,738	2,697,698
Effective interest rate	1.74%
2027 Notes [Member]
Debt Instrument [Line Items]
Carrying value		¥ 5,031,312
Effective interest rate	1.52%